[LETTERHEAD OF DECHERT LLP]

September 18, 2009

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Attn:  James O’Connor, Esq.

Re:	PowerShares Exchange-Traded Fund Trust II
Securities Act File No. 333-138490
Post-Effective Amendment No. 113
Investment Company Act File No. 811-21977
Amendment No. 114

Dear Mr. O’Connor:

On behalf of PowerShares Exchange-Traded Fund Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 113 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss